Equity-settled share-based transactions - Number and weighted average exercise prices RSUs, Narrative (Details) - USD ($)		12 Months Ended
	Jun. 30, 2021	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
2021 Share Incentive Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Equity-settled share-based payment expenses		$ 5,623,551	$ 23,847,422
Restricted share units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average exercise price (in $ per share)		$ 0.01	$ 0.01	$ 0.01
Weighted average remaining contractual life		1 year 4 months 24 days	4 years 8 months 12 days
Restricted share units | Employees
Disclosure of terms and conditions of share-based payment arrangement [line items]
Aggregate fair value of the RSUs united granted	$ 54,645,652			$ 1,209,111
Fair value of the RSUs united granted (in dollar per share)	$ 13.89			$ 18.91